Transactions with Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Transactions with Related Parties (Details) [Line Items]
Annual premium of current policy	$ 653
Policy Coverage Benefit	7,000
Bottom of Range [Member]
Transactions with Related Parties (Details) [Line Items]
Deductible not exceed in respect of claim with respect to mergers and acquisitions	1,000
Deductible not exceed in respect of claim with respect to mergers and acquisitions	2,500
Top of Range [Member]
Transactions with Related Parties (Details) [Line Items]
Deductible not exceed in respect of claim with respect to mergers and acquisitions	5,000
Payroll and related expenses to related parties employed by the Company [Member]
Transactions with Related Parties (Details) [Line Items]
Granted options benefit	149	$ 142	$ 189
Compensation to directors [Member]
Transactions with Related Parties (Details) [Line Items]
Granted options benefit	173	$ 517	734
Consultant services [Member]
Transactions with Related Parties (Details) [Line Items]
Granted options benefit	$ 259		$ 33